Condensed Separate Financial Information Of Ozon Holdings Plc - Summary of Condensed Statements of Profit or Loss and Other Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Consolidated Statement Of Profit And Loss And Other Comprehensive Income [Line Items]
Interest expense	₽ (11,860)	₽ (5,802)	₽ (2,115)
Foreign currency exchange gain/(loss), net	4,963	(108)	(1,984)
Impairment loss on financial assets	(255)	0	0
Profit/(loss) before tax	(57,162)	(56,777)	(22,034)
Tax expense	(1,025)	(2)	(230)
Profit/(loss) for the year	(58,187)	(56,779)	(22,264)
Total comprehensive income	(58,254)	(56,782)	(22,264)
Parent [member]
Disclosure In Tabular Form Of Consolidated Statement Of Profit And Loss And Other Comprehensive Income [Line Items]
Dividend income from an associate	258	70	141
Net gain on revaluation of conversion options	594	6,364	0
Interest income	671	62	0
Loss on convertible bonds	(8,567)	0	0
Interest expense	(1,666)	(2,067)	(9)
Foreign currency exchange gain/(loss), net	10,199	477	(2,055)
Administration and other expenses	(658)	(878)	(79)
Other income	59	62	6
Other expense	0	0	(1,000)
Impairment loss on financial assets	(1,479)	(2)	0
Profit/(loss) before tax	(589)	4,088	(2,996)
Tax expense	(1)	0	0
Profit/(loss) for the year	(590)	4,088	(2,996)
Total comprehensive income	₽ (590)	₽ 4,088	₽ (2,996)